Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 371	$ 528
Less: Allowance for doubtful accounts	(3)	(5)
Accounts receivable - net	$ 368	$ 523